Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Abstract]
Materials and spare parts	$ 8,739	$ 7,743
Crude oil stock (Note 6.2)	5,222	6,127
Total	$ 13,961	$ 13,870